ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

                              PROSPECTUS SUPPLEMENT
                            DATED SEPTEMBER 29, 2005
                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

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This supplement amends certain information contained in your most recent variable annuity prospectus, as supplemented. Please read it carefully and keep it with your prospectus for future reference.

In light of recent disasters caused by hurricanes in the Gulf Coast, ING Life Insurance and Annuity Company will waive surrender charges related to the surrender of your Contract for those Contract Owners whose address of record was in one of the specifically identified parishes or counties at the time of the hurricanes. This waiver of surrender charges will be available for a limited period of time and is subject to certain conditions and restrictions that we will impose on a non-discriminatory basis.

ILIAC-VA Katrina - 137645                                         September 2005